Consolidated Condensed Balance Sheets - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016 [1]
Current asset:
Cash and cash equivalents	$ 1,799,024	$ 2,010,325	$ 456,502
Accounts receivable - trade, net of allowances	5,019,988	3,089,932	2,943,954
Inventories, net of reserve	3,487,210	4,626,569	4,164,116
Prepaid expenses and other current assets	1,978,291	388,006	447,036
Total current assets	12,284,513	10,114,832	8,011,608
Property and equipment, net of accumulated depreciation	323,777	29,752	60,040
Intangible assets, net of accumulated amortization	6,850,135	6,126,558	6,833,477
Goodwill	4,404,658	4,181,991	4,181,991
Other assets	295	292	33,262
Total assets	23,863,378	20,453,425	19,120,378
Current liabilities:
Accounts payable and accrued expenses	3,057,354	2,502,962	4,453,893
Accounts payable and accrued expenses - related parties	5,110,792	4,391,713	3,754,050
Warranty reserve	627,177	491,956
Short-term debt	1,581,754	752,449	2,791,582
Short-term debt - related party	163,333	54,000	876,550
Current portion of earn-out payable - related party	136,667
Convertible notes payable - related party	50,000	50,000	50,000
Deferred revenues - short-term	1,726,717	1,127,423	495,603
Derivative liabilities	1,891,704	1,857,252
Other short-term liabilities			251,537
Total current liabilities	14,345,498	11,227,755	12,673,215
Long-term debt - related party	546,667		4,060,785
Earn-out payable - related party	273,333
Deferred revenues - long-term	167,573	175,294	272,123
Total liabilities	15,333,071	11,403,049	17,006,123
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.0001 par value, 50,000,000 shares authorized; 250,000 shares issued and outstanding for December 2016 1,270,000	25	25	127
Common stock, $0.0001 par value, 200,000,000 shares authorized; 10,056,094 and 9,558,997 Class A shares issued and outstanding and December 2016 4,621,687, respectively	1,006	956	461
Additional paid-in capital	25,993,583	21,125,956	7,615,732
Subscriptions receivable	(325)	(325)	(325)
Accumulated deficit	(17,390,448)	(12,028,388)	(5,488,822)
Other comprehensive loss	(73,534)	(47,848)	(12,918)
Total stockholders' equity	8,530,307	9,050,376	2,114,255
Total liabilities and stockholders' equity	$ 23,863,378	$ 20,453,425	$ 19,120,378

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis